                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02423

                         Van Kampen Corporate Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 5/31/05

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS MAY 31, 2005 (UNAUDITED)



PAR
Amount
(000)            DESCRIPTION                                                 COUPON           MATURITY               VALUE

                 CORPORATE BONDS    83.9%
                 AEROSPACE & DEFENSE    0.5%
           992   Raytheon Co.                                                   4.500         11/15/07                    996,908
         1,960   Raytheon Co.                                                   8.300         03/01/10                  2,276,158
                                                                                                               -------------------
                                                                                                                        3,273,066
                                                                                                               -------------------

                 AUTOMOTIVE    5.4%
         1,035   AutoNation, Inc.                                               9.000         08/01/08                  1,130,737
           745   DaimlerChrysler NA Holding Corp.                               7.300         01/15/12                    820,642
         2,915   DaimlerChrysler NA Holding Corp.                               8.500         01/18/31                  3,584,339
         1,290   Ford Motor Co.                                                 7.450         07/16/31                  1,081,557
         6,880   Ford Motor Credit Co.                                          7.250         10/25/11                  6,508,384
           355   Ford Motor Credit Co.                                          7.375         10/28/09                    343,712
         9,005   General Motors Acceptance Corp.                                6.875         09/15/11                  7,862,806
         7,105   General Motors Acceptance Corp.                                8.000         11/01/31                  5,957,955
           275   General Motors Corp.                                           7.125         07/15/13                    229,225
         8,480   General Motors Corp.                                           8.375         07/15/33                  6,510,732
                                                                                                               -------------------
                                                                                                                       34,030,089
                                                                                                               -------------------

                 BANKING    13.2%
         5,120   Bank of America Corp.                                          3.375         02/17/09                  4,984,238
         6,000   Bank of Scotland 144A-Private Placement                        3.500         11/30/07                  5,925,726
                  (United Kingdom) (a)
         5,265   Citigroup, Inc.                                                5.625         08/27/12                  5,596,263
         1,945   Citigroup, Inc.                                                6.000         02/21/12                  2,114,643
           160   Citigroup, Inc.                                                6.625         06/15/32                    189,881
         5,355   JPMorgan Chase & Co.                                           6.750         02/01/11                  5,940,907
         5,920   KeyCorp.                                                       6.750         03/15/06                  6,046,487
         6,010   Marshall & Ilsley Bank                                         3.800         02/08/08                  5,961,595
           905   MBNA America Bank NA                                           7.125         11/15/12                  1,019,616
         4,750   MBNA Corp.                                                     6.125         03/01/13                  5,067,970
         4,475   MBNA Corp. (Variable Rate Coupon)                              3.590         05/05/08                  4,482,576
         6,160   National City Bank                                             3.375         10/15/07                  6,098,776
         5,855   SunTrust Banks, Inc.                                           5.050         07/01/07                  5,963,341
         6,000   U.S. Bancorp.                                                  3.950         08/23/07                  5,998,320
         3,100   Wachovia Corp.                                                 3.625         02/17/09                  3,043,326
         2,890   Wachovia Corp.                                                 4.950         11/01/06                  2,930,197
         1,690   Washington Mutual Bank FA                                      5.500         01/15/13                  1,769,653
         2,960   Washington Mutual, Inc.                                        8.250         04/01/10                  3,408,854
         5,820   Wells Fargo & Co.                                              5.125         02/15/07                  5,932,064
                                                                                                               -------------------
                                                                                                                       82,474,433
                                                                                                               -------------------

                 BROKERAGE    1.1%
         1,560   Goldman Sachs Group, Inc.                                      5.250         10/15/13                  1,607,405



           380   Goldman Sachs Group, Inc.                                      6.600         01/15/12                    420,881
         2,210   Goldman Sachs Group, Inc.                                      6.875         01/15/11                  2,459,387
         2,000   Lehman Brothers Holdings, Inc.                                 8.500         05/01/07                  2,165,494
                                                                                                               -------------------
                                                                                                                        6,653,167
                                                                                                               -------------------

                 CHEMICALS    0.7%
         4,050   Sealed Air Corp., 144A-Private Placement (a)                   5.625         07/15/13                  4,126,290
                                                                                                               -------------------

                 CONSTRUCTION MACHINERY    0.9%
         5,460   Caterpillar Financial Services Corp., Ser F                    3.625         11/15/07                  5,400,562
                                                                                                               -------------------

                 CONSUMER PRODUCTS    0.6%
         4,060   Clorox Co., 144A-Private Placement (Variable Rate
                 Coupon) (a)                                                    3.125         12/14/07                  4,068,989
                                                                                                               -------------------

                 DIVERSIFIED MANUFACTURING    2.0%
         2,260   Cooper Industries, Inc.                                        5.250         07/01/07                  2,307,720
         1,450   Hutchison Whampoa International Ltd., 144A-Private
                 Placement (Cayman Islands)(a)                                  5.450         11/24/10                  1,497,492
         3,090   Hutchison Whampoa International Ltd., 144A-Private
                 Placement (Cayman Islands)(a)                                  6.500         02/13/13                  3,365,063
           475   Tyco International Group SA (Luxembourg)                       5.800         08/01/06                    484,213
         5,050   United Technologies Corp.                                      4.375         05/01/10                  5,083,093
                                                                                                               -------------------
                                                                                                                       12,737,581
                                                                                                               -------------------

                 ELECTRIC    8.2%
         3,145   Arizona Public Service Co.                                     5.800         06/30/14                  3,366,641
         2,325   Arizona Public Service Co.                                     6.750         11/15/06                  2,411,809
         2,155   Carolina Power & Light Co.                                     6.800         08/15/07                  2,273,577
           695   CC Funding Trust I                                             6.900         02/16/07                    724,822
         1,560   Cincinnati Gas & Electric Co.                                  5.700         09/15/12                  1,661,982
         1,495   Detroit Edison Co.                                             6.125         10/01/10                  1,610,453
         1,980   Detroit Edison Co., Ser A 144A-Private Placement (a)           4.800         02/15/15                  1,975,155
         1,640   Duquesne Light Co., Ser O                                      6.700         04/15/12                  1,842,650
         1,580   Entergy Gulf States, Inc.                                      3.600         06/01/08                  1,545,539
         4,395   Entergy Gulf States, Inc. (Variable Rate Coupon)               3.310         12/01/09                  4,410,382
         3,835   Exelon Corp.                                                   6.750         05/01/11                  4,263,389
         3,415   FPL Group Capital, Inc.                                        3.250         04/11/06                  3,399,994
           560   Indianapolis Power & Light Co., 144A-Private
                 Placement (a)                                                  6.300         07/01/13                    608,604
         1,245   Monongahela Power Co.                                          5.000         10/01/06                  1,260,426
           910   Nevada Power Co.                                               9.000         08/15/13                  1,026,025
         2,457   Niagara Mohawk Power Corp., Ser F                              7.625         10/01/05                  2,489,703
         2,450   NiSource Finance Corp.                                         7.625         11/15/05                  2,491,954
         2,300   NiSource Finance Corp. (Variable Rate Coupon)                  2.909         11/23/09                  2,316,383
         2,660   Ohio Edison Co.                                                5.450         05/01/15                  2,754,422
         3,215   Pacific Gas & Electric Co.                                     6.050         03/01/34                  3,547,155
           590   PSEG Energy Holdings                                           7.750         04/16/07                    610,650
         1,400   PSEG Energy Holdings                                           8.625         02/15/08                  1,484,000
         1,155   Reliant Energy, Inc.                                           6.750         12/15/14                  1,105,912
           440   Southern CA Edison Co.                                         5.000         01/15/14                    451,406
           845   Texas-New Mexico Power Co.                                     6.250         01/15/09                    888,395



           590   TXU Corp., Ser J                                               6.375         06/15/06                    601,197
                                                                                                               -------------------
                                                                                                                       51,122,625
                                                                                                               -------------------

                 ENTERTAINMENT    0.6%
           650   Time Warner, Inc.                                              6.625         05/15/29                    725,078
           400   Time Warner, Inc.                                              6.875         05/01/12                    450,535
           205   Time Warner, Inc.                                              7.625         04/15/31                    256,660
         1,725   Time Warner, Inc.                                              7.700         05/01/32                  2,184,876
                                                                                                               -------------------
                                                                                                                        3,617,149
                                                                                                               -------------------

                 ENVIRONMENTAL & FACILITIES SERVICES    0.5%
         1,220   Waste Management, Inc.                                         7.000         10/15/06                  1,265,111
         1,745   Waste Management, Inc.                                         7.375         08/01/10                  1,955,714
                                                                                                               -------------------
                                                                                                                        3,220,825
                                                                                                               -------------------

                 FOOD/BEVERAGE    2.2%
         3,145   Kraft Foods, Inc.                                              5.625         11/01/11                  3,328,923
         6,015   Miller Brewing Co., 144A-Private Placement (a)                 4.250         08/15/08                  5,985,039
           985   Smithfield Foods, Inc.                                         7.000         08/01/11                  1,036,712
           295   Smithfield Foods, Inc., Ser B                                  7.750         05/15/13                    323,025
         2,970   Smithfield Foods, Inc., Ser B                                  8.000         10/15/09                  3,222,450
                                                                                                               -------------------
                                                                                                                       13,896,149
                                                                                                               -------------------

                 GAMING    1.1%
         2,160   Harrah's Operating Co., Inc., 144A-Private Placement
                 (a)                                                            5.625         06/01/15                  2,178,060
         1,400   MGM Mirage, Inc.                                               6.750         09/01/12                  1,438,500
         3,235   MGM Mirage, Inc.                                               8.500         09/15/10                  3,582,762
                                                                                                               -------------------
                                                                                                                        7,199,322
                                                                                                               -------------------

                 HEALTHCARE    4.3%
         4,835   Aetna, Inc.                                                    7.375         03/01/06                  4,953,980
         1,675   Aetna, Inc.                                                    7.875         03/01/11                  1,958,432
           670   AmerisourceBergen Corp.                                        8.125         09/01/08                    730,300
         1,185   Fisher Scientific International, Inc.                          6.750         08/15/14                  1,235,362
         2,055   HCA, Inc.                                                      6.300         10/01/12                  2,100,452
         1,010   HCA, Inc.                                                      7.190         11/15/15                  1,055,149
           465   HCA, Inc.                                                      7.875         02/01/11                    511,253
           365   HCA, Inc.                                                      9.000         12/15/14                    427,898
         5,365   Health Net, Inc.                                               8.375         04/15/11                  6,408,621
         1,360   Tenet Healthcare Corp.                                         6.875         11/15/31                  1,118,600
         1,435   Tenet Healthcare Corp.                                         7.375         02/01/13                  1,413,475
         1,840   UnitedHealth Group, Inc.                                       5.200         01/17/07                  1,874,316
         1,665   Wellpoint, Inc.                                                3.750         12/14/07                  1,646,217
         1,510   Wellpoint, Inc.                                                4.250         12/15/09                  1,502,291
                                                                                                               -------------------
                                                                                                                       26,936,346
                                                                                                               -------------------

                 INDEPENDENT ENERGY    0.6%
         1,550   Kerr-McGee Corp.                                               5.875         09/15/06                  1,573,963
         1,540   Kerr-McGee Corp.                                               6.625         10/15/07                  1,583,742
           575   Kerr-McGee Corp.                                               7.875         09/15/31                    641,829
                                                                                                               -------------------
                                                                                                                        3,799,534
                                                                                                               -------------------

                 INTEGRATED ENERGY    2.7%



           475   Consumers Energy Co., Ser B                                    5.375         04/15/13                    493,290
         1,880   Consumers Energy Co., Ser F                                    4.000         05/15/10                  1,836,384
           795   Consumers Energy Co., Ser H                                    4.800         02/17/09                    804,955
         3,400   Pemex Project Funding Master Trust                             7.375         12/15/14                  3,818,200
         3,410   Pemex Project Funding Master Trust                             8.000         11/15/11                  3,887,400
         2,535   Pemex Project Funding Master Trust                             8.625         02/01/22                  3,080,025
           995   Pemex Project Funding Master Trust                             9.125         10/13/10                  1,171,612
         1,905   Petro-Canada (Canada)                                          5.350         07/15/33                  1,832,096
                                                                                                               -------------------
                                                                                                                       16,923,962
                                                                                                               -------------------

                 LIFE INSURANCE    1.8%
           830   Equitable Cos., Inc.                                           6.500         04/01/08                    881,028
         6,515   Marsh & McLennan Cos., Inc.                                    5.875         08/01/33                  6,131,091
           190   Metlife, Inc.                                                  6.125         12/01/11                    207,099
         2,730   Monumental Global Funding II, 144A-Private
                 Placement (a)                                                  3.850         03/03/08                  2,724,444
           920   Nationwide Financial Services, Inc.                            6.250         11/15/11                  1,013,879
           465   Prudential Hldgs LLC, Ser B, 144A-Private Placement            7.245         12/18/23                    570,604
                 (a)
                                                                                                               -------------------
                                                                                                                       11,528,145
                                                                                                               -------------------

                 LODGING    1.5%
         2,540   Hyatt Equities, LLC, 144A-Private Placement (a)                6.875         06/15/07                  2,629,654
         1,085   Marriott International, Ser E                                  7.000         01/15/08                  1,156,699
         1,005   Starwood Hotels & Resorts Worldwide, Inc.                      7.375         05/01/07                  1,052,737
         3,975   Starwood Hotels & Resorts Worldwide, Inc.                      7.875         05/01/12                  4,466,906
                                                                                                               -------------------
                                                                                                                        9,305,996
                                                                                                               -------------------

                 MEDIA-CABLE    2.0%
         2,345   Comcast Cable Communications, Inc.                             6.750         01/30/11                  2,592,133
           240   Comcast Cable Communications, Inc.                             7.125         06/15/13                    276,465
         1,805   Comcast Cable Communications, Inc.                             8.375         05/01/07                  1,940,075
         1,755   Comcast Corp.                                                  6.500         01/15/15                  1,960,890
         2,795   Cox Communications, Inc., Class A                              4.625         01/15/10                  2,781,045
         2,315   Echostar DBS Corp.                                             6.375         10/01/11                  2,349,725
           345   Echostar DBS Corp., 144A-Private Placement (a)                 6.625         10/01/14                    347,587
                                                                                                               -------------------
                                                                                                                       12,247,920
                                                                                                               -------------------

                 MEDIA-NONCABLE    2.2%
         2,500   Clear Channel Communications, Inc.                             7.250         10/15/27                  2,507,397
         2,415   Interpublic Group Co., Inc.                                    5.400         11/15/09                  2,318,306
         2,600   News America Holdings, Inc.                                    8.875         04/26/23                  3,402,851
           510   News America, Inc.                                             7.125         04/08/28                    576,202
           900   News America, Inc.                                             7.280         06/30/28                  1,034,918
           795   News America, Inc.                                             7.300         04/30/28                    915,346
         3,150   WPP Finance Corp. (United Kingdom)                             5.875         06/15/14                  3,323,625
                                                                                                               -------------------
                                                                                                                       14,078,645
                                                                                                               -------------------

                 NATURAL GAS DISTRIBUTORS    0.2%
         1,485   Sempra Energy                                                  4.621         05/17/07                  1,490,742
                                                                                                               -------------------

                 NATURAL GAS PIPELINES    1.6%


           735   Consolidated Natural Gas Co.                                   5.000         03/01/14                    741,110
         2,460   Consolidated Natural Gas Co., Ser A                            5.000         12/01/14                  2,467,186
         2,485   Consolidated Natural Gas Co., Ser C                            6.250         11/01/11                  2,708,722
         2,115   Ras Laffan Liquefied Natural Gas Co., Ltd., 144A-
                 Private Placement (Qatar)(a)                                   8.294         03/15/14                  2,526,623
         1,470   Texas Eastern Transmission Corp.                               7.000         07/15/32                  1,772,794
                                                                                                               -------------------
                                                                                                                       10,216,435
                                                                                                               -------------------

                 NONCAPTIVE-CONSUMER FINANCE    4.5%
         4,660   American Express Co.                                           5.500         09/12/06                  4,745,534
         1,520   American General Finance Corp.                                 4.625         05/15/09                  1,529,202
         4,500   American General Finance Corp.                                 4.625         09/01/10                  4,518,855
         6,215   Countrywide Home Loans, Inc.                                   3.250         05/21/08                  6,028,848
           800   HSBC Finance Corp.                                             4.125         12/15/08                    794,392
         1,175   HSBC Finance Corp.                                             4.125         11/16/09                  1,160,858
         4,265   HSBC Finance Corp.                                             6.750         05/15/11                  4,757,706
         1,000   HSBC Finance Corp.                                             7.875         03/01/07                  1,063,792
         3,400   SLM Corp.                                                      4.000         01/15/10                  3,357,680
                                                                                                               -------------------
                                                                                                                       27,956,867
                                                                                                               -------------------

                 NONCAPTIVE-DIVERSIFIED FINANCE    3.0%
           940   CIT Group, Inc.                                                3.650         11/23/07                    927,461
         1,165   CIT Group, Inc.                                                7.375         04/02/07                  1,230,711
         6,000   General Electric Capital Corp., Ser A                          4.250         01/15/08                  6,024,084
         2,235   General Electric Capital Corp., Ser A                          4.750         09/15/14                  2,264,871
           450   General Electric Capital Corp., Ser A                          5.875         02/15/12                    486,097
         3,845   General Electric Capital Corp., Ser A                          6.750         03/15/32                  4,723,433
         3,450   Nationwide Building Society, 144A-Private Placement
                 (United Kingdom) (a)                                           4.250         02/01/10                  3,440,457
                                                                                                               -------------------
                                                                                                                       19,097,114
                                                                                                               -------------------

                 OIL FIELD SERVICES    0.2%
           760   Panhandle Eastern Pipe Line Co., Ser B                         2.750         03/15/07                    739,030
           345   Plains E & P Co.                                               7.125         06/15/14                    370,012
                                                                                                               -------------------
                                                                                                                        1,109,042
                                                                                                               -------------------

                 PAPER    2.6%
         3,430   Abitibi-Consolidated, Inc. (Canada)                            8.550         08/01/10                  3,490,025
         3,475   Abitibi-Consolidated, Inc. (Canada)                            8.850         08/01/30                  3,127,500
         6,420   Bowater Canada Finance (Canada)                                7.950         11/15/11                  6,612,600
         1,915   Sappi Papier Hldg AG, 144A-Private Placement
                 (Austria) (a)                                                  6.750         06/15/12                  2,076,103
         1,100   Weyerhaeuser Co.                                               6.000         08/01/06                  1,118,337
                                                                                                               -------------------
                                                                                                                       16,424,565
                                                                                                               -------------------

                 PHARMACEUTICALS    0.3%
         2,000   Abbott Laboratories                                            5.625         07/01/06                  2,031,842
                                                                                                               -------------------

                 PROPERTY & CASUALTY    3.7%
         3,290   AIG Sunamerica Global Financial, 144A-Private
                 Placement (a)                                                  6.300         05/10/11                  3,584,823
         4,710   Farmers Exchange Capital, 144A-Private Placement (a)           7.050         07/15/28                  5,002,095
         2,721   Farmers Insurance Exchange Surplus, 144A-Private
                 Placement (a)                                                  8.625         05/01/24                  3,371,700



           575   Hartford Financial Services Group, Inc.                        2.375         06/01/06                    564,037
         4,610   Mantis Reef Ltd., 144A-Private Placement (Australia)
                 (a)                                                            4.692         11/14/08                  4,623,553
         3,500   St. Paul Travelers Cos., Inc.                                  5.010         08/16/07                  3,549,976
         2,290   Two-Rock Pass Through Trust, 144A-Private
                 Placement (Variable Rate Coupon)(Bermuda) (a)                  3.714         02/11/49                  2,285,557
                                                                                                               -------------------
                                                                                                                       22,981,741
                                                                                                               -------------------

                 RAILROADS    2.1%
         1,905   Burlington Northern Santa Fe Railway Co.                       4.575         01/15/21                  1,906,997
           435   CSX Corp.                                                      2.750         02/15/06                    431,959
         1,500   CSX Corp.                                                      6.750         03/15/11                  1,661,308
           935   CSX Corp.                                                      9.000         08/15/06                    990,966
           445   Norfolk Southern Corp.                                         7.350         05/15/07                    471,392
         7,375   Union Pacific Corp.                                            6.625         02/01/08                  7,806,283
                                                                                                               -------------------
                                                                                                                       13,268,905
                                                                                                               -------------------

                 REAL ESTATE INVESTMENT TRUSTS    0.4%
           525   EOP Operating LP                                               4.750         03/15/14                    513,570
         1,945   Reckson Operating Partnership LP                               5.150         01/15/11                  1,973,875
                                                                                                               -------------------
                                                                                                                        2,487,445
                                                                                                               -------------------

                 REFINING    0.2%
           895   Ashland, Inc.                                                  7.830         08/15/05                    902,341
           250   Vintage Petroleum, Inc.                                        7.875         05/15/11                    265,000
                                                                                                               -------------------
                                                                                                                        1,167,341
                                                                                                               -------------------

                 RETAIL    1.6%
           800   CVS Corp.                                                      3.875         11/01/07                    792,566
           465   CVS Corp.                                                      5.625         03/15/06                    470,906
         1,500   Federated Department Stores, Inc.                              6.300         04/01/09                  1,591,226
         2,000   Federated Department Stores, Inc.                              6.625         09/01/08                  2,125,172
         2,970   May Department Stores Co.                                      5.950         11/01/08                  3,089,724
         1,830   Penney J.C. Co., Inc.                                          7.400         04/01/37                  1,921,500
                                                                                                               -------------------
                                                                                                                        9,991,094
                                                                                                               -------------------

                 SUPERMARKETS    1.2%
         4,665   Albertson's, Inc.                                              7.450         08/01/29                  5,137,037
         2,155   Safeway, Inc.                                                  7.250         02/01/31                  2,463,324
                                                                                                               -------------------
                                                                                                                        7,600,361
                                                                                                               -------------------

                 TECHNOLOGY    1.2%
           685   Iron Mountain, Inc.                                            6.625         01/01/16                    623,350
         1,837   Iron Mountain, Inc.                                            7.750         01/15/15                  1,818,630
         1,415   Xerox Corp.                                                    6.875         08/15/11                  1,503,438
         3,115   Xerox Corp.                                                    7.125         06/15/10                  3,333,050
                                                                                                               -------------------
                                                                                                                        7,278,468
                                                                                                               -------------------

                 TEXTILE    0.4%
         2,090   Mohawk Industries, Inc., Ser D                                 7.200         04/15/12                  2,393,464
                                                                                                               -------------------

                 TOBACCO    0.8%
         2,165   Altria Group, Inc.                                             7.000         11/04/13                  2,407,028



         1,970   Altria Group, Inc.                                             7.750         01/15/27                  2,316,600
                                                                                                               -------------------
                                                                                                                        4,723,628
                                                                                                               -------------------

                 TRANSPORTATION SERVICES    0.4%
         2,300   FedEx Corp.                                                    2.650         04/01/07                  2,241,046
                                                                                                               -------------------

                 WIRELESS COMMUNICATIONS    1.4%
         1,690   AT&T Wireless Services, Inc.                                   7.875         03/01/11                  1,963,576
           125   AT&T Wireless Services, Inc.                                   8.750         03/01/31                    174,140
           525   Rogers Wireless, Inc. (Canada)                                 7.250         12/15/12                    564,375
         6,000   Verizon Wireless Capital LLC                                   5.375         12/15/06                  6,121,158
                                                                                                               -------------------
                                                                                                                        8,823,249
                                                                                                               -------------------

                 WIRELINE COMMUNICATIONS    6.0%
         4,710   AT&T Corp. (Belgium)                                           9.750         11/15/31                  6,005,250
         3,575   Deutsche Telekom International Finance BV
                 (Netherlands)                                                  8.750         06/15/30                  4,874,216
         3,565   France Telecom SA (France)                                     9.250         03/01/31                  4,972,580
         6,000   SBC Communications, Inc.                                       4.125         09/15/09                  5,940,966
         6,650   Sprint Capital Corp.                                           6.125         11/15/08                  7,024,621
         1,500   Sprint Capital Corp.                                           7.125         01/30/06                  1,530,410
           710   Sprint Capital Corp.                                           8.750         03/15/32                    979,132
         1,900   Telecom Italia Capital, (Luxembourg)                           4.000         11/15/08                  1,868,249
         3,035   Telecom Italia Capital, 144A Private Placement
                 (Luxembourg) (a)                                               4.000         01/15/10                  2,949,088
         1,000   Verizon Communications, Inc.                                   7.510         04/01/09                  1,103,634
           265   Verizon New England, Inc.                                      6.500         09/15/11                    289,149
                                                                                                               -------------------
                                                                                                                       37,537,295
                                                                                                               -------------------

TOTAL CORPORATE BONDS    83.9%                                                                                        525,461,439
                                                                                                               -------------------

                 MORTGAGE BACKED SECURITIES    0.5%
         2,056   World Financial Property, 144A-Private Placement (a)           6.910         09/01/13                  2,230,400
           828   World Financial Property, 144A-Private Placement (a)           6.950         09/01/13                    897,633
                                                                                                               -------------------

TOTAL MORTGAGE BACKED SECURITIES                                                                                        3,128,033
                                                                                                               -------------------

                 GOVERNMENT OBLIGATIONS    12.7%
         2,835   Russian Federation, 144A-Private Placement (a) (c)             5.000         03/31/30                  3,129,131
           560   United Mexican States (Mexico)                                 8.000         09/24/22                    681,800
         5,575   United Mexican States (Mexico)                                 8.375         01/14/11                  6,517,175
         2,000   United Mexican States (Mexico)                                10.375         02/17/09                  2,397,000
        11,750   United States Treasury Bonds                                   6.125         08/15/29                 14,742,584
         8,750   United States Treasury Bonds                                   6.375         08/15/27                 11,173,347
        28,900   United States Treasury Bonds (STRIPS) (b)                      0.000         02/15/25                 11,954,890
         8,775   United States Treasury Bonds (STRIPS) (b)                      0.000         02/15/27                  3,325,892
        24,600   United States Treasury Notes                                   4.250         08/15/13                 25,159,281
                                                                                                               -------------------

TOTAL GOVERNMENT OBLIGATIONS                                                                                           79,081,100
                                                                                                               -------------------

                 ASSET BACKED SECURITIES    0.3%
           485   Continental Airlines, Inc.                                     6.648         09/15/17                    468,735


         1,399   Continental Airlines, Inc.                                     6.900         01/02/18                  1,399,463
                                                                                                               -------------------

TOTAL ASSET BACKED SECURITIES                                                                                           1,868,198
                                                                                                               -------------------

TOTAL LONG-TERM INVESTMENTS    97.4%
   (Cost $592,999,992)                                                                                                609,538,770
                                                                                                               -------------------

SHORT-TERM INVESTMENTS    1.5%
REPURCHASE AGREEMENT    1.4%

                 State Street Bank & Trust Co. ($8,972,000 par
                 collateralized by U.S. Government obligations in a
                 pooled cash account, interest rate of 3.25% dated
                 06/30/05, to be sold on 07/01/05 at $8,972,738)                                                        8,972,000
                                                                                                               -------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS    0.1%
                 United States Treasury Bills ($600,000 par, yielding
                 2.818%, 07/14/05 maturity) (d)                                                                           598,088
                                                                                                               -------------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $9,569,980)                                                                                                    9,570,088
                                                                                                               -------------------

TOTAL INVESTMENTS    98.9%
   (Cost $602,569,972)                                                                                                619,108,858

OTHER ASSETS IN EXCESS OF LIABILITIES    1.1%                                                                           6,998,449
                                                                                                               -------------------

NET ASSETS    100.0%                                                                                                 $626,107,307
                                                                                                               ===================




                 Percentages are calculated as a percentage of net assets.

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)              Interest only strip.

(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(d) All or a portion of these securities have been physically segregated in connection with open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF MAY 31, 2005:



                                                                                                             UNREALIZED
                                                                                                            APPRECIATION/
                                                                                         CONTRACTS          DEPRECIATION
            LONG CONTRACTS:

             U.S. Treasury Bonds Futures, September 2005  (Current
             Notional Value of $117,438 per contract)                                                50               80,723

             U.S. Treasury Notes 10-Year Futures, September 2005
             (Current Notional Value of $113,266 per contract)                                      365              413,480
                                                                                     ------------------- --------------------
                                                                                                    415              494,203
                                                                                     ------------------- --------------------

            SHORT CONTRACTS:

             U.S. Treasury Notes 2-Year Futures, June 2005  (Current
             Notional Value of $208,094 per contract)                                               242              (50,123)

             U.S. Treasury Notes 2-Year Futures, September 2005  (Current
             Notional Value of $207,719 per contract)                                               494             (116,712)

             U.S. Treasury Notes 5-Year Futures, June 2005  (Current
             Notional Value of $109,078 per contract)                                               253             (523,568)

             U.S. Treasury Notes 5-Year Futures, September 2005  (Current
             Notional Value of $108,766 per contract)                                               574             (256,985)
                                                                                     ------------------- --------------------
                                                                                                  1,563             (947,388)
                                                                                     ------------------- --------------------
                                                                                                  1,978            ($453,185)
                                                                                     =================== ====================


Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Corporate Bond Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 20, 2005
By: /s/ James W. Garrett

Name: James W. Garrett
     --------------------
Title: Principal Financial Officer
Date: July 20, 2005